DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Borrowing [Roll Forward]
Dec. 31, 2021	$ 55,327
Debt obligation issuance, net of repayments	(1,092)
Non-cash changes in debt obligations
Debt from asset acquisitions	350
Assumed by purchaser	(3,006)
Amortization of deferred financing costs and (premium) discount	47
Foreign currency translation	(1,102)
Other	10
Jun. 30, 2022	$ 50,534